Schedule of Acquisition of Cash Flows (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Aug. 31, 2024
Investment In Subsidiaries
Consideration paid in cash	₪ (235)
Less – acquired cash and cash equivalents	121		1,108
Total	₪ (114)	₪ 2,430	₪ 1,108	₪ (235)